Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings
Schedule of borrowings

	December 31,	December 31,
	2020	2019
	€ 1,000	€ 1,000
Innovation credit	2,771	7,191
Accrued interest on innovation credit	306	3,124
Convertible notes	13,812	2,473
Accrued interest on convertible notes	435	264

Total borrowings	17,324	13,052
Current portion	(1,135)	(343)
	16,189	12,709